Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Rochester Virginia Municipal Fund
Prospectus Date	rr_ProspectusDate	Jul. 28, 2017
Document Creation Date	dei_DocumentCreationDate	Jul. 26, 2017